Additional Financial Information (Income Statement Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Additional Financial Information [Abstract]
Depreciation expense	$ 14,991	$ 14,593	$ 14,564
Interest incurred	3,269	3,487	4,029
Interest capitalized	(442)	(964)	(927)
Advertising expense	$ 2,523	$ 2,451	$ 3,020